Investment Objectives and Goals - Virtus Silvant Mid-Cap Growth Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Silvant Mid-Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.